UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09749
                                                     ---------
                         Lifetime Achievement Fund, Inc.
                              15858 West Dodge Road
                                    Suite 310
                                 Omaha, NE 68118
                            -------------------------
                    (Address of principal executive offices) (zip code)

                        Manarin Investment Counsel, Ltd.
                              15858 West Dodge Road
                                    Suite 310
                                 Omaha, NE 68118
                             -------------------------
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (402) 330-1166
                                                           --------------
                      Date of fiscal year end: December 31
                                               -----------
                    Date of reporting period: March 31, 2006
                                              --------------


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ITEM 1.  SCHEDULE OF INVESTMENTS.

LIFETIME ACHIEVEMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Unaudited)

March 31, 2006


Name of Security                                                                           Shares                     Value

Mutual Funds: 95.4%
-------------------
Alger Capital Appreciation Portfolio - Class A                                            902,985                $9,499,397
Alger Small Capitalization Portfolio - Class A                                          1,034,068                 6,421,560
BlackRock Health Sciences Portfolio - Class A*                                            183,996                 4,706,619
Delaware Emerging Markets Fund - Class A                                                  316,932                 6,088,268
Franklin Balance Sheet Investment Fund - Class A                                          102,725                 6,946,234
Franklin Gold and Precious Metals Fund - Class A                                          148,250                 4,497,890
Franklin Large Cap Value Fund - Class A +                                                 487,424                 7,428,347
Franklin MicroCap Value Fund - Class A +                                                  289,393                11,951,937
Franklin Mutual Discovery Fund - Class A +                                                252,106                 7,210,218
Franklin Small Cap Value Fund - Class A                                                   261,719                11,889,886
John Hancock Classic Value Fund - Class A                                                 379,297                 9,766,899
OCM Gold Fund                                                                             195,795                 3,496,901
Pioneer Mid-Cap Value Fund - Class A                                                      383,680                 9,373,309
Templeton Growth Fund, Inc. - Class A +                                                   402,304                 9,739,788
                                                                                                           ----------------

Total Mutual Funds (Cost: $82,947,588)                                                                          109,017,253
                                                                                                           ----------------

EXCHANGE TRADED FUNDS: 1.8%
---------------------------
iShares Goldman Sachs Semiconductor Index Fund                                             31,000                 2,020,270
                                                                                                           ----------------

Total Exchange Traded Funds  (Cost: $1,588,018)                                                                   2,020,270
                                                                                                           ----------------

EQUITY SECURITIES: 9.1%
-----------------------
FINANCIALS: 2.4%
A.G. Edwards, Inc.                                                                         55,450                 2,764,737

INFORMATION TECHNOLOGY: 0.2%
SoftBrands, Inc.*                                                                         134,475                   199,023

TELECOMMUNICATION SERVICES: 6.5%
Level 3 Communications, Inc.*                                                           1,429,725                 7,405,976
                                                                                                           ----------------
Total Equity Securities (Cost: $17,853,225)                                                                      10,369,736
                                                                                                           ----------------
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LIFETIME ACHIEVEMENT FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)
(Unaudited)

March 31, 2006

                                                                                        PRINCIPAL
NAME OF SECURITY                                                                          AMOUNT                    VALUE

Short-Term Investments: 0.9%
----------------------------
UMB Bank, n.a., Money Market Fiduciary ++                                               $1,036,886               $1,036,886
                                                                                                           ----------------

Total Short-Term Investments (Cost: $1,036,886)                                                                   1,036,886
                                                                                                           ----------------

TOTAL INVESTMENTS: 107.2%
     (Cost: $103,425,717)                                                                                       122,444,145
                                                                                                           ----------------

LIABILITIES, LESS OTHER ASSETS: (7.2)%                                                                           (8,250,873)
                                                                                                           ----------------

NET ASSETS: 100.0%                                                                                             $114,193,272
                                                                                                           ================
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Footnotes:
*      Non-income producing security.
+      As of March 31, 2006 all or a portion of the security has
       been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $30,462,470 as of March 31, 2006.

++ The short-term investments earn interest at variable interest rates. At March 31, 2006, the interest rate was 3.16%

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Financial Statements.

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The schedule of investments as of the date of this report has not been audited.
For more information regarding Lifetime Achievement Fund, Inc. (the "Fund"), please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Funds may invest in.

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION
(see language from December 31, 2005 annual)


2. INVESTMENT TRANSACTIONS

At March 31, 2006, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes were as follows:




Cost of Investments                                     $ 103,430,021
                                                      ================

Gross Unrealized Appreciation                           $  29,874,239
Gross Unrealized Depreciation                           $ (10,860,115)
                                                      ----------------
Net Unrealized Appreciation
     on Investments                                     $  19,014,124
                                                      ================


The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on their evaluation of the disclosure controls and procedures required by Rule30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lifetime Achievement Fund, Inc.


By:(Signature and Title)      /s/ Roland R. Manarin
                              --------------------------------------------------
                              Roland R. Manarin
                              Principal Executive Officer
Date:                         May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:(Signature and Title)      /s/ Roland R. Manarin
                              --------------------------------------------------
                              Roland R. Manarin
                              Principal Executive Officer
Date:                         May 25, 2006


By:(Signature and Title)      /s/ Aron D. Huddleston
                              --------------------------------------------------
                              Aron D. Huddleston
                              Principal Financial Officer
Date:                         May 25, 2006